Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

	Shares	Value
COMMON STOCKS† - 2.9%
Technology - 0.7%
ANSYS, Inc.*	2,022	$673,832
Paycom Software, Inc.	1,974	433,234
Zebra Technologies Corp. — Class A*	1,317	414,921
Qorvo, Inc.*	5,008	364,031
Skyworks Solutions, Inc.	4,710	313,969
Seagate Technology Holdings plc	2,826	287,998
Dayforce, Inc.*	4,165	258,188
IPG Photonics Corp.*	4,423	257,374
Silicon Laboratories, Inc.*	444	62,293
Workiva, Inc.*	501	43,848
Power Integrations, Inc.	691	42,013
ASGN, Inc.*	596	40,158
Synaptics, Inc.*	463	30,623
BlackLine, Inc.*	633	30,574
SiTime Corp.*	188	29,168
Semtech Corp.*	756	28,872
DigitalOcean Holdings, Inc.*	593	25,410
Ambarella, Inc.*	412	25,309
Diodes, Inc.*	510	25,184
JFrog Ltd.*	632	23,226
Rapid7, Inc.*	659	19,170
PagerDuty, Inc.*	967	17,135
Asana, Inc. — Class A*	853	16,420
Phreesia, Inc.*	584	15,499
Appian Corp. — Class A*	461	14,969
Sprout Social, Inc. — Class A*	530	14,056
Ultra Clean Holdings, Inc.*	521	12,817
MaxLinear, Inc. — Class A*	829	12,112
Grid Dynamics Holdings, Inc.*	530	9,975
Porch Group, Inc.*	894	6,249
Cerence, Inc.*	454	5,180
Sapiens International Corporation N.V.	184	5,075
3D Systems Corp.*	1,453	4,926
CEVA, Inc.*	132	4,522
Bandwidth, Inc. — Class A*	275	4,392
BigCommerce Holdings, Inc.*	567	4,014
Digital Turbine, Inc.*	1,060	3,636
8x8, Inc.*	1,327	3,318
Health Catalyst, Inc.*	609	2,844
Logility Supply Chain Solutions, Inc. — Class A	187	2,642
Domo, Inc. — Class B*	330	2,508
Mitek Systems, Inc.*	255	2,389
Corsair Gaming, Inc.*	163	1,914
Unisys Corp.*	384	1,655
Enfusion, Inc. — Class A*	126	1,446
AvidXchange Holdings, Inc.*	147	1,117
Vuzix Corp.*	349	1,033
Ouster, Inc.*	112	922
ON24, Inc.*	161	898
CoreCard Corp.*	43	894
LivePerson, Inc.*	775	837
Rackspace Technology, Inc.*	324	768
Telos Corp.*	238	712
Atomera, Inc.*	120	704
Outbrain, Inc.*	127	629
Upland Software, Inc.*	172	547
Desktop Metal, Inc. — Class A*	219	499
Veritone, Inc.*	169	466
CS Disco, Inc.*	84	405
Outset Medical, Inc.*	548	399
TTEC Holdings, Inc.*	108	365
iCAD, Inc.*	130	313
Arteris, Inc.*	29	264
Forian, Inc.*	112	237
EMCORE Corp.*	22	68
DarioHealth Corp.*	80	56
Smith Micro Software, Inc.*	34	44
Ryvyl, Inc.*	11	10
Society Pass, Inc.*	1	2
NantHealth, Inc.*	10	–
Meta Materials, Inc.*	12	–
Total Technology		3,611,277
Financial - 0.6%
Invesco Ltd.	29,197	507,736
T. Rowe Price Group, Inc.	3,987	421,506
Lincoln National Corp.	8,597	335,283
Citizens Financial Group, Inc.	5,454	249,630
Essex Property Trust, Inc. REIT	761	237,105
Truist Financial Corp.	4,474	207,370
KeyCorp	11,155	193,205
Franklin Resources, Inc.	9,379	189,925
Healthpeak Properties, Inc. REIT	7,889	161,409
Alexandria Real Estate Equities, Inc. REIT	1,357	138,767
STAG Industrial, Inc. REIT	2,043	73,507
Terreno Realty Corp. REIT	863	58,529
First Financial Bankshares, Inc.	1,517	57,130
Valley National Bancorp	4,679	46,041
National Storage Affiliates Trust REIT	949	36,650
Broadstone Net Lease, Inc. REIT	1,850	31,173
Outfront Media, Inc. REIT[1]	1,659	30,857
LXP Industrial Trust REIT	3,282	29,407
Walker & Dunlop, Inc.	341	29,213
Newmark Group, Inc. — Class A	1,942	28,489
Pacific Premier Bancorp, Inc.	1,095	26,160
Goosehead Insurance, Inc. — Class A	211	25,997
HA Sustainable Infrastructure Capital, Inc.	896	25,742
Baldwin Insurance Group, Inc. — Class A*	559	22,997
Stewart Information Services Corp.	313	22,286
Innovative Industrial Properties, Inc. REIT	292	21,009
Cannae Holdings, Inc.	994	19,920
Triumph Financial, Inc.*	281	19,347
Virtus Investment Partners, Inc.	85	15,961
MARA Holdings, Inc.*	1,115	15,521
Trupanion, Inc.*	446	15,405

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Shares	Value
COMMON STOCKS† - 2.9% (continued)
Technology - 0.7% (continued)
LendingClub Corp.*	1,171	$14,977
Live Oak Bancshares, Inc.	376	11,961
Hilltop Holdings, Inc.	362	11,580
Bank of NT Butterfield & Son Ltd.	294	11,407
Riot Platforms, Inc.*	1,226	11,377
Brandywine Realty Trust REIT	1,990	10,049
Redfin Corp.*	1,216	8,111
eXp World Holdings, Inc.	736	7,441
Veritex Holdings, Inc.	278	7,323
MFA Financial, Inc. REIT	649	6,905
Uniti Group, Inc. REIT*	1,153	6,618
Safehold, Inc. REIT	335	6,249
ConnectOne Bancorp, Inc.	218	5,566
Piedmont Office Realty Trust, Inc. — Class A REIT	727	5,518
Centerspace REIT	83	5,494
LendingTree, Inc.*	136	5,493
Capitol Federal Financial, Inc.	762	4,511
Redwood Trust, Inc. REIT	675	4,509
Eagle Bancorp, Inc.	185	4,303
First Bancshares, Inc.	120	4,280
Metropolitan Bank Holding Corp.*	57	3,444
World Acceptance Corp.*	24	3,236
Plymouth Industrial REIT, Inc.	182	3,156
TPG RE Finance Trust, Inc. REIT	358	3,090
Global Medical REIT, Inc.	351	3,089
Northfield Bancorp, Inc.	258	3,039
Community Healthcare Trust, Inc. REIT	141	2,642
One Liberty Properties, Inc. REIT	95	2,524
Diamond Hill Investment Group, Inc.	17	2,484
Ready Capital Corp. REIT	355	2,460
Anywhere Real Estate, Inc.*	675	2,342
West BanCorp, Inc.	95	2,149
Signature Bank*	1,846	2,123
Hingham Institution For Savings	8	2,078
ARMOUR Residential REIT, Inc.	103	1,962
Civista Bancshares, Inc.	88	1,814
Alerus Financial Corp.	89	1,813
Waterstone Financial, Inc.	128	1,801
Blue Foundry Bancorp*	167	1,658
Invesco Mortgage Capital, Inc. REIT	183	1,608
Atlanticus Holdings Corp.*	28	1,538
Southern First Bancshares, Inc.*	44	1,503
Industrial Logistics Properties Trust REIT	380	1,497
Regional Management Corp.	44	1,476
RBB Bancorp	83	1,470
First Foundation, Inc.	284	1,446
Citizens, Inc.*	297	1,429
Orchid Island Capital, Inc. REIT	158	1,351
City Office REIT, Inc.	254	1,336
eHealth, Inc.*	145	1,277
HomeStreet, Inc.*	114	1,145
Franklin Street Properties Corp. REIT	595	1,119
Oportun Financial Corp.*	124	875
Douglas Elliman, Inc.*	450	824
Pioneer Bancorp, Inc.*	69	821
Seritage Growth Properties — Class A*	222	813
B Riley Financial, Inc.*	118	753
Star Holdings*	60	556
Rithm Property Trust, Inc. REIT	129	426
Maiden Holdings Ltd.*	414	400
Office Properties Income Trust REIT	281	256
Finance of America Companies, Inc. — Class A*	11	240
Rafael Holdings, Inc. — Class B*	60	121
Silvergate Capital Corp. — Class A*	327	114
Ashford Hospitality Trust, Inc. REIT*	10	77
Fathom Holdings, Inc.*	36	36
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,2	329,700	33
First Republic Bank*	1,594	16
Stronghold Digital Mining, Inc. — Class A*	4	12
Total Financial		3,518,421
Consumer, Cyclical - 0.6%
Bath & Body Works, Inc.	10,922	395,704
Penn Entertainment, Inc.*	15,035	323,403
Aptiv plc*,1	4,627	301,310
Caesars Entertainment, Inc.*	8,165	271,241
Best Buy Company, Inc.	2,703	243,027
CarMax, Inc.*	2,577	213,814
Pool Corp.	578	200,566
NIKE, Inc. — Class B	2,085	165,612
Target Corp.	1,235	153,436
Ford Motor Co.	15,940	152,227
Whirlpool Corp.	1,379	140,368
Alimentation Couche-Tard Inc.*,††	10,991	131,892
VF Corp.	4,779	119,141
Crocs, Inc.*	683	68,006
Under Armour, Inc. — Class C*	9,303	59,074
Under Armour, Inc. — Class A*	8,161	55,576
Macy's, Inc.	3,538	50,770
Advance Auto Parts, Inc.	1,253	46,236
Signet Jewelers Ltd.	620	32,438
Goodyear Tire & Rubber Co.*	3,229	30,514
LCI Industries	289	30,004
Dana, Inc.	1,698	25,249
American Eagle Outfitters, Inc.	1,778	23,274
Sonos, Inc.*	1,488	19,671

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Shares	Value
COMMON STOCKS† - 2.9% (continued)
Consumer, Cyclical - 0.6% (continued)
MillerKnoll, Inc.	872	$18,748
LGI Homes, Inc.*	252	18,504
Papa John's International, Inc.	387	17,550
Wolverine World Wide, Inc.	954	14,110
Fox Factory Holding Corp.*	493	13,671
Gentherm, Inc.*	390	12,901
Cracker Barrel Old Country Store, Inc.	278	12,591
National Vision Holdings, Inc.*	969	12,316
Lions Gate Entertainment Corp. — Class B*	1,385	12,202
Sally Beauty Holdings, Inc.*	1,288	11,618
Camping World Holdings, Inc. — Class A	489	9,531
Topgolf Callaway Brands Corp.*	1,357	8,861
Rush Street Interactive, Inc.*	616	7,183
Allegiant Travel Co. — Class A*	90	6,615
Pursuit Attractions and Hospitality, Inc.*	120	4,764
AMC Entertainment Holdings, Inc. — Class A*	1,286	4,245
Shyft Group, Inc.	406	4,068
Malibu Boats, Inc. — Class A*	121	4,039
Sleep Number Corp.*	260	3,658
Douglas Dynamics, Inc.	134	3,624
Standard Motor Products, Inc.	124	3,538
Lions Gate Entertainment Corp. — Class A*	341	3,400
MarineMax, Inc.*	123	3,118
Sun Country Airlines Holdings, Inc.*	187	3,013
iRobot Corp.*	315	2,290
Portillo's, Inc. — Class A*	136	1,900
Denny's Corp.*	362	1,799
Movado Group, Inc.	91	1,757
Zumiez, Inc.*	114	1,626
Lovesac Co.*	76	1,592
Cooper-Standard Holdings, Inc.*	100	1,514
Children's Place, Inc.*	161	1,342
American Outdoor Brands, Inc.*	84	1,335
Hyliion Holdings Corp.*	698	1,180
Citi Trends, Inc.*	47	1,158
OneWater Marine, Inc. — Class A*	61	1,010
Superior Group of Companies, Inc.	69	986
Aeva Technologies, Inc.*	246	881
Johnson Outdoors, Inc. — Class A	31	834
GrowGeneration Corp.*	647	738
Torrid Holdings, Inc.*	103	618
Universal Electronics, Inc.*	74	577
PLBY Group, Inc.*	337	522
PetMed Express, Inc.*	118	522
Tilly's, Inc. — Class A*	135	513
Vera Bradley, Inc.*	155	508
EVI Industries, Inc.	27	467
Blink Charging Co.*	428	437
Fossil Group, Inc.*	284	432
GAN Ltd.*	239	423
Traeger, Inc.*	177	411
ONE Group Hospitality, Inc.*	123	401
Lifetime Brands, Inc.	75	374
Cato Corp. — Class A*	117	359
Sportsman's Warehouse Holdings, Inc.*	259	355
Noodles & Co.*	242	344
Purple Innovation, Inc.*	343	291
Regis Corp.*	12	270
Mesa Air Group, Inc.*	204	232
Duluth Holdings, Inc. — Class B*	72	198
Big 5 Sporting Goods Corp.*	123	140
Liberty TripAdvisor Holdings, Inc. — Class A*	434	113
Kirkland's, Inc.*	74	101
Nu Ride, Inc. — Class A*	60	70
Aterian, Inc.*	12	25
Lazydays Holdings, Inc.*	44	22
Barnes & Noble Education, Inc.*	2	19
Workhorse Group, Inc.*	43	19
Nikola Corp.*	89	18
F45 Training Holdings, Inc.*	176	11
Big Lots, Inc.*	354	7
Tupperware Brands Corp.*	286	2
Fisker, Inc.*,†††	1,915	1
Ideanomics, Inc.*	22	1
Canoo, Inc.*	2	–
Shift Technologies, Inc.*,†††	102	–
Conn's, Inc.*	106	–
Arcimoto, Inc.*	9	–
EBET, Inc.*	2	–
LL Flooring Holdings, Inc.*,†††	170	–
Total Consumer, Cyclical		3,497,166
Consumer, Non-cyclical - 0.6%
PayPal Holdings, Inc.*	5,816	413,227
Bio-Techne Corp.	5,648	348,764
Align Technology, Inc.*	1,380	258,101
Zoetis, Inc.	1,380	230,791
IDEXX Laboratories, Inc.*	513	224,237
Charles River Laboratories International, Inc.*	985	162,830
Illumina, Inc.*	1,645	145,977
MarketAxess Holdings, Inc.	746	143,821
Robert Half, Inc.	2,350	138,862
Bio-Rad Laboratories, Inc. — Class A*	482	127,807
Dentsply Sirona, Inc.	5,242	86,755
Endo, Inc.*	2,262	64,105
Moderna, Inc.*	1,850	57,276
Korn Ferry	630	41,360
Avis Budget Group, Inc.*	484	38,241
TriNet Group, Inc.	474	34,939
Alarm.com Holdings, Inc.*	552	32,066
LivaNova plc*	625	26,019
Twist Bioscience Corp.*	633	24,573
LiveRamp Holdings, Inc.*	775	23,157

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Shares	Value
COMMON STOCKS† - 2.9% (continued)
Consumer, Non-Cyclical - 0.6% (continued)

Arrowhead Pharmaceuticals, Inc.*	1,200	$22,692
AtriCure, Inc.*	525	20,338
CONMED Corp.	339	20,059
Upbound Group, Inc.	773	19,959
SpringWorks Therapeutics, Inc.*	342	19,754
Omnicell, Inc.*	513	19,525
Denali Therapeutics, Inc.*	1,062	17,587
Progyny, Inc.*	754	16,988
Beam Therapeutics, Inc.*	596	15,699
Helen of Troy Ltd.*	281	15,464
NeoGenomics, Inc.*	1,325	13,237
CareDx, Inc.*	593	13,135
Neogen Corp.*	1,258	12,643
Kymera Therapeutics, Inc.*	403	12,634
Astrana Health, Inc.*	442	11,218
GRAIL, Inc.*	274	10,572
Recursion Pharmaceuticals, Inc. — Class A*	1,343	10,086
Cimpress plc*	205	9,856
Arvinas, Inc.*	548	9,700
Deluxe Corp.	503	8,279
Intellia Therapeutics, Inc.*	814	8,213
Travere Therapeutics, Inc.*	348	7,447
Owens & Minor, Inc.*	718	6,878
Coursera, Inc.*	851	6,740
Nurix Therapeutics, Inc.*	373	5,763
Arcus Biosciences, Inc.*	526	5,728
Community Health Systems, Inc.*	1,457	4,386
Senseonics Holdings, Inc.*	5,152	4,379
Accolade, Inc.*	601	4,189
OPKO Health, Inc.*	2,343	4,077
Fulgent Genetics, Inc.*	246	3,801
Repay Holdings Corp.*	507	3,655
Nuvation Bio, Inc.*	1,852	3,648
Carriage Services, Inc. — Class A	90	3,610
Monro, Inc.	194	3,455
Pacific Biosciences of California, Inc.*	2,271	3,293
OmniAb, Inc.*	867	3,017
Varex Imaging Corp.*	224	2,881
Quanterix Corp.*	361	2,740
Heron Therapeutics, Inc.*	1,100	2,717
Mission Produce, Inc.*	220	2,717
Castle Biosciences, Inc.*	124	2,688
Sana Biotechnology, Inc.*	1,029	2,686
Surmodics, Inc.*	80	2,629
B&G Foods, Inc.	375	2,505
Green Dot Corp. — Class A*	313	2,394
Custom Truck One Source, Inc.*	540	2,392
Organogenesis Holdings, Inc.*	379	2,354
Nevro Corp.*	405	2,317
Chimerix, Inc.*	435	2,284
Replimune Group, Inc.*	177	2,244
Emergent BioSolutions, Inc.*	287	2,147
USANA Health Sciences, Inc.*	70	2,071
AngioDynamics, Inc.*	220	2,044
Akebia Therapeutics, Inc.*	1,039	1,922
MaxCyte, Inc.*	563	1,880
Joint Corp.*	165	1,873
OrthoPediatrics Corp.*	80	1,858
Enanta Pharmaceuticals, Inc.*	230	1,789
Kodiak Sciences, Inc.*	399	1,640
Cerus Corp.*	986	1,627
Allogene Therapeutics, Inc.*	811	1,581
Vanda Pharmaceuticals, Inc.*	326	1,552
Editas Medicine, Inc.*	801	1,538
Beauty Health Co.*	1,022	1,502
Anika Therapeutics, Inc.*	86	1,501
OraSure Technologies, Inc.*	426	1,482
BioLife Solutions, Inc.*	61	1,464
Sangamo Therapeutics, Inc.*	1,415	1,443
Ocugen, Inc.*	2,201	1,434
Orthofix Medical, Inc.*	78	1,356
Pulmonx Corp.*	155	1,336
TrueBlue, Inc.*	205	1,287
MeiraGTx Holdings plc*	177	1,262
C4 Therapeutics, Inc.*	460	1,247
Utah Medical Products, Inc.	20	1,192
Alector, Inc.*	695	1,140
Accuray, Inc.*	550	1,105
Absci Corp.*	287	1,105
American Well Corp. — Class A*	109	1,086
Cassava Sciences, Inc.*	448	1,075
Fate Therapeutics, Inc.*	948	1,062
Seer, Inc.*	495	1,040
Aveanna Healthcare Holdings, Inc.*	235	1,001
Precigen, Inc.*	565	977
European Wax Center, Inc. — Class A*	150	975
Inogen, Inc.*	116	966
Coherus Biosciences, Inc.*	806	895
Stoke Therapeutics, Inc.*	113	887
Zentalis Pharmaceuticals, Inc.*	428	886
Personalis, Inc.*	214	886
iTeos Therapeutics, Inc.*	120	871
InfuSystem Holdings, Inc.*	108	862
Mind Medicine MindMed, Inc.*	125	840
Sutro Biopharma, Inc.*	517	822
Udemy, Inc.*	81	781
Phathom Pharmaceuticals, Inc.*	120	662
Olema Pharmaceuticals, Inc.*	150	656
Stereotaxis, Inc.*	295	608
Annexon, Inc.*	185	488
LENZ Therapeutics, Inc.	22	480
ModivCare, Inc.*	145	478
Verastem, Inc.*	85	476
Praxis Precision Medicines, Inc.*	12	463
Erasca, Inc.*	335	459
Tectonic Therapeutic, Inc.*	18	455
Oramed Pharmaceuticals, Inc.*	212	443

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Shares	Value
COMMON STOCKS† - 2.9% (continued)
Consumer, Non-Cyclical - 0.6% (continued)
Lineage Cell Therapeutics, Inc.*	747	$419
HF Foods Group, Inc.*	217	415
Inovio Pharmaceuticals, Inc.*	205	406
WW International, Inc.*	627	401
Vaxart, Inc.*	715	364
2seventy bio, Inc.*	135	356
Cartesian Therapeutics, Inc.*	18	339
XBiotech, Inc.*	90	317
Seres Therapeutics, Inc.*	414	314
Inotiv, Inc.*	99	305
Generation Bio Co.*	522	303
Greenwich Lifesciences, Inc.*	24	293
Lexicon Pharmaceuticals, Inc.*	408	285
Apyx Medical Corp.*	185	268
Alpha Teknova, Inc.*	41	266
Rapid Micro Biosystems, Inc. — Class A*	86	262
CytomX Therapeutics, Inc.*	386	261
CytoSorbents Corp.*	245	260
Dianthus Therapeutics, Inc.*	11	238
Laird Superfood, Inc.*	37	231
Kronos Bio, Inc.*	231	226
Cue Biopharma, Inc.*	183	225
Beyondspring, Inc.*	133	225
Ikena Oncology, Inc.*	161	216
PMV Pharmaceuticals, Inc.*	156	214
Taysha Gene Therapies, Inc.*	133	213
Exagen, Inc.*	61	211
Harvard Bioscience, Inc.*	234	197
Werewolf Therapeutics, Inc.*	153	190
Spyre Therapeutics, Inc.*	10	189
Neurogene, Inc.*	10	177
AirSculpt Technologies, Inc.*	38	172
Quince Therapeutics, Inc.*	118	171
Tourmaline Bio, Inc.*	12	162
Tenaya Therapeutics, Inc.*	153	155
Zevia PBC — Class A*	61	149
Adaptimmune Therapeutics plc ADR*	273	147
Assertio Holdings, Inc.*	173	134
Solid Biosciences, Inc.*	23	129
Vor BioPharma, Inc.*	113	122
Kezar Life Sciences, Inc.*	21	120
Allakos, Inc.*	417	117
Scilex Holding Co.*	491	116
ALX Oncology Holdings, Inc.*	105	115
Passage Bio, Inc.*	220	114
Spero Therapeutics, Inc.*	144	112
Durect Corp.*	134	107
Cara Therapeutics, Inc.*	22	105
Vistagen Therapeutics, Inc.*	38	103
Inozyme Pharma, Inc.*	85	102
Elicio Therapeutics, Inc.*	12	100
MEI Pharma, Inc.*	33	84
Aligos Therapeutics, Inc.*	5	84
Ginkgo Bioworks Holdings, Inc.*	10	82
Bluebird Bio, Inc.*	20	82
Retractable Technologies, Inc.*	103	79
Athira Pharma, Inc.*	192	79
Korro Bio, Inc.*	3	75
Curis, Inc.*	25	75
Pyxis Oncology, Inc.*	62	74
Affimed N.V.*	69	71
CEL-SCI Corp.*	214	71
Allovir, Inc.*	7	69
Century Therapeutics, Inc.*	96	66
IGM Biosciences, Inc.*	48	65
Bolt Biotherapeutics, Inc.*	136	65
Biodesix, Inc.*	75	59
Climb Bio, Inc.*	41	59
Sensei Biotherapeutics, Inc.*	124	58
Lucid Diagnostics, Inc.*	39	58
Applied Therapeutics, Inc.*	105	53
Prelude Therapeutics, Inc.*	64	49
Precision BioSciences, Inc.*	9	49
Oncocyte Corp.*	17	48
Fortress Biotech, Inc.*	28	44
TherapeuticsMD, Inc.*	46	42
KALA BIO, Inc.*	6	41
Xilio Therapeutics, Inc.*	43	39
Rubius Therapeutics, Inc.*,†††	547	31
BioAtla, Inc.*	92	30
Q32 Bio, Inc.*	13	30
Carisma Therapeutics, Inc.*	59	24
PAVmed, Inc.*	29	21
Accelerate Diagnostics, Inc.*	19	21
Forte Biosciences, Inc.*	2	18
Hookipa Pharma, Inc.*	11	17
Finch Therapeutics Group, Inc.*	1	15
Cyclo Therapeutics, Inc.*	19	14
Endo Guc Trust — Class A*,†††	133,456	13
AquaBounty Technologies, Inc.*	16	12
iBio, Inc.*	2	12
Talis Biomedical Corp.*	6	10
SQZ Biotechnologies Co.*	135	9
MiNK Therapeutics, Inc.*	1	9
GT Biopharma, Inc.*	3	7
Oncternal Therapeutics, Inc.*,†††	13	7
Portage Biotech, Inc.*	1	7
Acutus Medical, Inc.*	113	5
Syros Pharmaceuticals, Inc.*	34	5
Aspira Women's Health, Inc.*	28	5
Vincerx Pharma, Inc.*	4	4
Eterna Therapeutics, Inc.*	8	2
Sorrento Therapeutics, Inc.*	3,481	2
Trevena, Inc.*	1	2
Telesis Bio, Inc.*	3	1
Molecular Templates, Inc.*	14	–
Codiak Biosciences, Inc.*,†††	94	–
Ligand Pharmaceuticals, Inc.*,†††	67	–
Ligand Pharmaceuticals, Inc.*,†††	67	–

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Shares	Value
COMMON STOCKS† - 2.9% (continued)
Consumer, Non-Cyclical - 0.6% (continued)
NanoString Technologies, Inc. Escrow*,†††	532	$ –
Cue Health, Inc.*	85	–
Cyteir Therapeutics, Inc.*,†††	99	–
Athersys, Inc.*	49	–
Gritstone bio, Inc.*	249	–
Infinity Pharmaceuticals, Inc.*	521	–
Ampio Pharmaceuticals, Inc.*	4	–
9 Meters Biopharma, Inc.*	67	–
Humanigen, Inc.*,†††	284	–
Tattooed Chef, Inc.*	281	–
DermTech, Inc.*	144	–
ViewRay, Inc.*	837	–
Total Consumer, Non-cyclical		3,118,309
Communications - 0.2%
Etsy, Inc.*	4,899	250,780
Walt Disney Co.	1,941	220,886
Match Group, Inc.	5,697	180,652
Charter Communications, Inc. — Class A*	457	166,152
Warner Bros Discovery, Inc.*	10,664	122,209
EchoStar Corp. — Class A*	2,985	93,222
Upwork, Inc.*	1,378	21,952
Ziff Davis, Inc.*	508	20,858
DigitalBridge Group, Inc.	1,417	16,111
Revolve Group, Inc.*	420	11,155
Infinera Corp.*,††	1,081	7,178
RealReal, Inc.*	940	6,411
Liberty Latin America Ltd. — Class C*	906	6,079
Open Lending Corp. — Class A*	1,223	5,968
Shutterstock, Inc.	274	5,888
Clear Channel Outdoor Holdings, Inc.*	4,259	5,324
Stitch Fix, Inc. — Class A*	949	4,489
TechTarget, Inc.*,1	305	4,474
IDT Corp. — Class B	85	4,128
Beyond, Inc.*	504	3,221
Anterix, Inc.*	68	2,652
iHeartMedia, Inc. — Class A*	1,313	2,324
1-800-Flowers.com, Inc. — Class A*	317	2,187
Ribbon Communications, Inc.*	419	1,978
Ooma, Inc.*	130	1,869
Boston Omaha Corp. — Class A*	118	1,680
Liberty Latin America Ltd. — Class A*	237	1,604
Groupon, Inc.*	140	1,557
Thryv Holdings, Inc.*	90	1,552
Tucows, Inc. — Class A*	58	1,152
Advantage Solutions, Inc.*	455	1,142
Eventbrite, Inc. — Class A*	448	1,093
OptimizeRx Corp.*	205	1,062
Cardlytics, Inc.*	382	1,005
Lands' End, Inc.*	85	1,001
Entravision Communications Corp. — Class A	358	798
Telesat Corp.*	41	724
EW Scripps Co. — Class A*	335	543
Inseego Corp.*	49	515
CuriosityStream, Inc.	155	398
1stdibs.com, Inc.*	106	390
CarParts.com, Inc.*	291	282
National CineMedia, Inc.*	35	234
VirnetX Holding Corp.*	18	165
comScore, Inc.*	20	121
Fluent, Inc.*	43	117
aka Brands Holding Corp.*	4	57
Solo Brands, Inc. — Class A*	71	53
Cambium Networks Corp.*	63	52
Audacy, Inc.*,†††	23	4
Digital Media Solutions, Inc. — Class A*	1	–
HyreCar, Inc.*	104	–
Total Communications		1,185,448
Industrial - 0.2%
Generac Holdings, Inc.*	2,048	278,835
Mohawk Industries, Inc.*	2,047	240,707
Ball Corp.	2,988	157,438
Stanley Black & Decker, Inc.	1,746	151,081
Exponent, Inc.	606	51,304
JBT Marel Corp.	366	48,312
Kennametal, Inc.	980	21,688
Vicor Corp.*	247	15,642
Helios Technologies, Inc.	378	14,912
Ichor Holdings Ltd.*	331	9,695
FARO Technologies, Inc.*	212	6,776
Montrose Environmental Group, Inc.*	305	5,926
TriMas Corp.	253	5,184
Gorman-Rupp Co.	135	5,149
Astec Industries, Inc.	133	4,732
nLight, Inc.*	509	4,668
Mesa Laboratories, Inc.	29	4,042
Smith & Wesson Brands, Inc.	285	3,095
Ranpak Holdings Corp.*	447	2,990
Enviri Corp.*	459	2,983
Columbus McKinnon Corp.	163	2,841
GrafTech International Ltd.*	2,345	2,743
CryoPort, Inc.*	476	2,651
Manitowoc Company, Inc.*	204	2,112
Aspen Aerogels, Inc.*	263	2,001
Luxfer Holdings plc	164	2,001
Turtle Beach Corp.*	90	1,543
Latham Group, Inc.*	240	1,419
Pure Cycle Corp.*	114	1,326
AMMO, Inc.*	515	824
Kopin Corp.*	462	638
GoPro, Inc. — Class A*	755	564
Caesarstone Ltd.*	134	508
Standard BioTools, Inc.*	454	483
Identiv, Inc.*	127	466
Yellow Corp.*	300	285
Comtech Telecommunications Corp.*	152	258
INNOVATE Corp.*	28	257
Hydrofarm Holdings Group, Inc.*	46	228
Akoustis Technologies, Inc.*	287	3
Total Industrial		1,058,310

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Shares	Value
COMMON STOCKS† - 2.9% (continued)
Basic Materials - 0.0%
Quaker Chemical Corp.	157	$21,826
Tronox Holdings plc — Class A	1,344	10,429
Novagold Resources, Inc.*	1,390	4,170
Energy Fuels, Inc.*	900	3,708
Codexis, Inc.*	706	2,146
Radius Recycling, Inc. — Class A	154	2,130
Compass Minerals International, Inc.*	200	2,088
Mativ Holdings, Inc.	136	918
Unifi, Inc.*	81	459
Magnera Corp.*	20	414
Danimer Scientific, Inc.*	26	31
Total Basic Materials		48,319
Utilities - 0.0%
Middlesex Water Co.	101	5,063
Ameresco, Inc. — Class A*	362	4,272
Global Water Resources, Inc.	75	861
Total Utilities		10,196
Energy - 0.0%
National Energy Services Reunited Corp.*	226	1,853
Sunnova Energy International, Inc.*	1,009	1,675
Gevo, Inc.*	1,167	1,645
Eos Energy Enterprises, Inc.*	259	1,132
DMC Global, Inc.*	111	942
Stem, Inc.*	1,328	570
Aemetis, Inc.*	161	290
Spruce Power Holding Corp.*	78	191
Beam Global*	52	124
SunPower Corp. — Class A*,†††	937	–
Total Energy		8,422
Total Common Stocks
(Cost $35,697,227)		16,055,868
PREFERRED STOCKS† - 7.0%
Financial - 6.4%
Markel Group, Inc.††
6.00%	5,000,000	4,988,158
Goldman Sachs Group, Inc.††
3.80%	5,000,000	4,892,214
Citigroup, Inc.††
4.15%	5,000,000	4,843,201
Bank of New York Mellon Corp.††
3.75%	5,000,000	4,786,129
Wells Fargo & Co.
4.38%	139,386	2,648,334
4.75%	61,250	1,255,013
3.90%††	400,000	392,266
Bank of America Corp.
4.38%	131,500	2,562,935
4.38%*	1,650,000	1,605,013
Selective Insurance Group, Inc.
4.60%	85,536	1,532,805
JPMorgan Chase & Co.††
6.50%[1]	1,350,000	1,381,223
Public Storage
4.10%	58,000	1,019,640
Lincoln National Corp.††
9.25%	750,000	810,925
Jackson Financial, Inc.
8.00%	26,000	685,620
American National Group, Inc.††
7.38%*	25,000	654,500
RenaissanceRe Holdings Ltd.
4.20%	38,000	629,060
State Street Corp.††
6.45%[1]	400,000	400,051
First Republic Bank††
4.50%*	200,000	80
Total Financial		35,087,167
Government - 0.5%
CoBank ACB††
4.25%	3,000,000	2,869,618
Energy - 0.1%
Venture Global LNG, Inc.††
9.00%[3]	550,000	559,409
Total Preferred Stocks
(Cost $46,861,032)		38,516,194
WARRANTS† - 0.0%
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*,†††,2	82,425	8
Danimer Scientific, Inc.
Expiring 07/15/25*	352	5
Total Warrants
(Cost $–)		13
RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Atreca, Inc. †††	154	–
Eli Lilly & Co.
Expires 12/31/31†††	6	–
Epizyme, Inc.
Expires 01/01/28†††	793	–
Radius Health, Inc.
Expires 12/31/25†††	558	–
Magnenta Therapeutics, Inc.†††	178	–
Coherus Biosciences, Inc. †††	208	–
Assertio Holdings, Inc.
Expires 12/31/25†††	971	–
Aeglea BioTherapeutics, Inc. †††	240	–
XOMA Corp.
Expires 04/04/25	153	–
Neurogene, Inc.
Expires 06/30/29	41	–
Cartesian Therapeutics, Inc.
Expires 04/30/25	542	–
Tectonic Therapeutic, Inc. †††	18	–
CytoSorbents Corp
Expires 01/10/25	245	–
Homology Medicines, Inc.
Expires 06/30/26	249	–
Korro Bio, Inc.
Expires 12/31/26	191	–

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Shares	Value
RIGHTS† - 0.0% (continued)
Consumer, Non-Cyclical - 0.0% (continued)
AbbVie Inc
Expires 03/31/29	2	$ –
Carisma Therapeutics, Inc.
Expires 03/31/27†††	1,182	–
Jounce Therapeutics, Inc.
Expires 05/05/25	196	–
Total Consumer, Non-cyclical		–
Consumer, Cyclical - 0.0%
Lazydays Holdings, Inc.
Expires 02/05/25	44	–
Financial - 0.0%
CURO Group Holdings Corp.
Expires †††	125	–
Gurnet Point Capital LLC
Expires 12/31/26†††	285	–
Total Financial		–
Total Rights
(Cost $2,384)		–
MUTUAL FUNDS***,† - 1.2%
NAA Risk Managed Real Estate Fund	203,866	6,794,855
Total Mutual Funds
(Cost $7,736,970)		6,794,855
CLOSED-END FUNDS***,† - 1.3%
Eaton Vance Limited Duration Income Fund	309,597	3,173,369
BlackRock Credit Allocation Income Trust	290,333	3,150,113
Blackstone Strategic Credit Fund	91,382	1,126,740
Total Closed-End Funds
(Cost $9,407,634)		7,450,222
MONEY MARKET FUND***,† - 0.9%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.23%[4]	3,106,301	3,106,301
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.22%[4]	1,933,590	1,933,590
Total Money Market Fund
(Cost $5,039,891)		5,039,891

	Face Amount~	Value
CORPORATE BONDS†† - 54.0%
Financial - 13.0%
United Wholesale Mortgage LLC
5.50% due 04/15/29[1,3]	4,300,000	$4,172,178
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]	3,810,000	3,639,361
Liberty Mutual Group, Inc.
4.30% due 02/01/61[3]	5,250,000	3,376,221
Kennedy-Wilson, Inc.
5.00% due 03/01/31[1]	3,500,000	3,169,984
FS KKR Capital Corp.
3.25% due 07/15/27[1]	3,300,000	3,156,645
OneMain Finance Corp.
4.00% due 09/15/30	3,300,000	2,969,186
Encore Capital Group, Inc.
8.50% due 05/15/30[1,3]	1,950,000	2,052,051
9.25% due 04/01/29[1,3]	750,000	798,331
Iron Mountain, Inc.
5.25% due 07/15/30[1,3]	2,940,000	2,838,241
GLP Capital Limited Partnership / GLP Financing II, Inc.
3.25% due 01/15/32	3,250,000	2,826,344
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[3]	2,700,000	2,801,245
Accident Fund Insurance Company of America
8.50% due 08/01/32[3]	2,550,000	2,528,782
Global Atlantic Finance Co.
3.13% due 06/15/31[1,3]	1,750,000	1,542,849
4.70% due 10/15/51[3,5]	900,000	874,799
Corebridge Financial, Inc.
6.88% due 12/15/52[5]	1,950,000	2,004,764
Hunt Companies, Inc.
5.25% due 04/15/29[3]	1,850,000	1,780,613
Starwood Property Trust, Inc.
4.38% due 01/15/27[1,3]	1,700,000	1,659,783
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
4.00% due 10/15/33[1,3]	1,800,000	1,556,465
3.88% due 03/01/31[3]	100,000	89,675
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
7.38% due 10/01/32[3]	1,450,000	1,479,942
7.00% due 01/15/31[3]	150,000	152,907
Atlantic Marine Corporations Communities LLC
5.38% due 02/15/48	1,991,164	1,615,270
Sherwood Financing plc
8.36% (3 Month EURIBOR + 5.50%, Rate Floor: 0.00%) due 12/15/29◊	EUR 1,500,000	1,567,687
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[3]	1,500,000	1,514,796
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[3]	1,600,000	1,500,318
Prudential Financial, Inc.
5.13% due 03/01/52[1,5]	1,550,000	1,475,297
AmFam Holdings, Inc.
3.83% due 03/11/51[1,3]	2,300,000	1,474,934
Jones Deslauriers Insurance Management, Inc.
8.50% due 03/15/30[1,3]	750,000	798,566
10.50% due 12/15/30[3]	500,000	541,095

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 54.0% (continued)
Financial - 13.0% (continued)
PennyMac Financial Services, Inc.
7.13% due 11/15/30[1,3]	800,000	$816,668
7.88% due 12/15/29[1,3]	300,000	314,122
6.88% due 02/15/33[3]	200,000	200,046
Galaxy Bidco Ltd.
8.13% due 12/19/29[3]	GBP 1,000,000	1,293,277
NatWest Group plc
7.47% due 11/10/26[1,5]	1,250,000	1,273,554
Ares Finance Company IV LLC
3.65% due 02/01/52[1,3]	1,650,000	1,197,952
Toronto-Dominion Bank
8.13% due 10/31/82[5]	1,050,000	1,092,926
KKR Group Finance Company X LLC
3.25% due 12/15/51[1,3]	1,600,000	1,076,840
Focus Financial Partners LLC
6.75% due 09/15/31[1,3]	1,050,000	1,058,717
MidCap Funding XLVI Trust
7.81% (1 Month Term SOFR + 3.50%, Rate Floor: 0.00%) due 04/15/27◊,†††	1,040,000	1,040,000
PHM Group Holding Oy
4.75% due 06/18/26[3]	EUR 1,000,000	1,038,641
Bank of Nova Scotia
8.63% due 10/27/82[1,5]	750,000	790,827
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[3]	790,000	785,113
Kane Bidco Ltd.
5.00% due 02/15/27	EUR 700,000	727,845
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[1,3]	600,000	620,125
Farmers Insurance Exchange
7.00% due 10/15/64[1,3,5]	590,000	617,944
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[3,5]	600,000	597,328
Ryan Specialty LLC
4.38% due 02/01/30[3]	450,000	426,311
USI, Inc.
7.50% due 01/15/32[3]	350,000	366,018
Reinsurance Group of America, Inc.
6.65% due 09/15/55[5]	250,000	249,384
Rfna, LP
7.88% due 02/15/30[3]	200,000	203,760
Total Financial		71,745,727
Communications - 8.2%
Altice France S.A.
5.13% due 01/15/29[3]	5,260,000	4,081,200
5.13% due 07/15/29[3]	2,000,000	1,551,607
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[1,3]	6,500,000	5,619,133
British Telecommunications plc
4.88% due 11/23/81[3,5]	5,000,000	4,610,400
Level 3 Financing, Inc.
4.00% due 04/15/31[3]	5,200,000	4,043,000
Ziggo Bond Company B.V.
5.13% due 02/28/30[1,3]	4,361,000	3,863,419
Vodafone Group plc
5.13% due 06/04/81[5]	4,750,000	3,668,200
McGraw-Hill Education, Inc.
5.75% due 08/01/28[3]	1,800,000	1,765,363
8.00% due 08/01/29[3]	1,700,000	1,707,718
Zayo Group Holdings, Inc.
4.00% due 03/01/27[1,3]	3,250,000	3,065,921
Vmed O2 UK Financing I plc
4.25% due 01/31/31[1,3]	3,250,000	2,817,585
Bell Telephone Company of Canada or Bell Canada
6.88% due 09/15/55[5]	1,850,000	1,856,173
Rogers Communications, Inc.
5.25% due 03/15/82[1,3,5]	1,600,000	1,564,053
CSC Holdings LLC
11.25% due 05/15/28[3]	1,000,000	973,381
4.50% due 11/15/31[3]	300,000	219,861
6.50% due 02/01/29[3]	100,000	83,500
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc.
7.00% due 06/15/27[1,3]	850,000	856,000
Ciena Corp.
4.00% due 01/31/30[1,3]	850,000	789,597
Sunrise FinCo I B.V.
4.88% due 07/15/31[1,3]	750,000	699,964
Cogent Communications Group LLC
7.00% due 06/15/27[1,3]	500,000	504,117
VZ Secured Financing B.V.
5.00% due 01/15/32[1,3]	500,000	440,746
AMC Networks, Inc.
10.25% due 01/15/29[3]	350,000	371,000
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[3]	325,000	305,423

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 54.0% (continued)
Communications - 8.2% (continued)
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[3]	205,000	$174,747
Total Communications		45,632,108
Consumer, Non-cyclical - 8.2%
DaVita, Inc.
4.63% due 06/01/30[3]	5,200,001	4,822,888
US Foods, Inc.
4.63% due 06/01/30[3]	4,250,000	4,054,889
Upbound Group, Inc.
6.38% due 02/15/29[3]	3,412,000	3,336,708
ADT Security Corp.
4.88% due 07/15/32[3]	3,300,000	3,112,588
BCP V Modular Services Finance II plc
4.75% due 11/30/28	EUR 3,000,000	3,081,162
Carriage Services, Inc.
4.25% due 05/15/29[1,3]	3,150,000	2,912,457
Bausch Health Companies, Inc.
4.88% due 06/01/28[3]	3,300,000	2,862,750
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[1,3]	3,125,000	2,846,426
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[1,3]	2,200,000	2,004,910
TreeHouse Foods, Inc.
4.00% due 09/01/28	2,000,000	1,834,432
Medline Borrower, LP
5.25% due 10/01/29[1,3]	1,750,000	1,696,466
Post Holdings, Inc.
5.50% due 12/15/29[1,3]	1,700,000	1,665,407
Reynolds American, Inc.
5.70% due 08/15/35[1]	1,550,000	1,575,282
CPI CG, Inc.
10.00% due 07/15/29[3]	1,350,000	1,457,102
Castor S.p.A.
8.14% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,3	EUR 1,400,000	1,405,141
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
4.38% due 02/02/52[1]	1,750,000	1,374,171
AZ Battery Property LLC
6.73% due 02/20/46†††	980,000	1,018,847
Neogen Food Safety Corp.
8.63% due 07/20/30[1,3]	900,000	955,972
Verisure Holding AB
5.50% due 05/15/30[3]	EUR 650,000	702,642
Nobel Bidco B.V.
3.13% due 06/15/28	EUR 550,000	555,737
CVS Health Corp.
7.00% due 03/10/55[5]	550,000	554,969
WW International, Inc.
4.50% due 04/15/29[3]	1,750,000	405,101
Sammontana Italia S.p.A.
6.54% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%) due 10/15/31◊	EUR $350,000	368,063
Perrigo Finance Unlimited Co.
5.38% due 09/30/32	EUR 250,000	267,744
APi Group DE, Inc.
4.75% due 10/15/29[3]	250,000	237,223
Williams Scotsman, Inc.
7.38% due 10/01/31[1,3]	150,000	156,261
Darling Ingredients, Inc.
6.00% due 06/15/30[3]	150,000	150,373
HealthEquity, Inc.
4.50% due 10/01/29[3]	75,000	71,189
Total Consumer, Non-cyclical		45,486,900
Industrial - 6.5%
AP Grange Holdings
6.50% due 03/20/45†††	3,604,890	3,676,988
5.00% due 03/20/45†††	400,000	432,000
Standard Industries, Inc.
4.38% due 07/15/30[3]	2,400,000	2,242,250
3.38% due 01/15/31[1,3]	1,000,000	877,855
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[3]	2,300,000	2,330,125
5.25% due 07/15/28[1,3]	450,000	440,863
TK Elevator US Newco, Inc.
5.25% due 07/15/27[3]	2,630,000	2,603,784
Enviri Corp.
5.75% due 07/31/27[1,3]	2,625,000	2,545,065
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[3]	2,600,000	2,491,984
GrafTech Finance, Inc.
4.63% due 12/23/29[3]	3,200,000	2,208,672
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC
4.00% due 10/15/27[3]	2,150,000	2,154,782
Homestead Spe Issuer LLC
7.21% due 04/01/55†††	1,500,000	1,530,045
Builders FirstSource, Inc.
6.38% due 06/15/32[1,3]	1,500,000	1,526,724
Clearwater Paper Corp.
4.75% due 08/15/28[1,3]	1,609,000	1,510,400
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50% due 02/01/32[1,3]	1,350,000	1,371,370
Calderys Financing LLC
11.25% due 06/01/28[3]	1,250,000	1,333,095
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[3]	1,450,000	1,329,796
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/27[1,3]	700,000	710,615
9.25% due 04/15/27[3]	350,000	355,213
IP Lending X Ltd.
7.75% due 07/02/29†††,3	1,000,000	1,000,000

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 54.0% (continued)
Industrial - 6.5% (continued)
Artera Services LLC
8.50% due 02/15/31[1,3]	800,000	$800,742
AmeriTex HoldCo Intermediate LLC
10.25% due 10/15/28[1,3]	650,000	691,265
SCIL IV LLC / SCIL USA Holdings LLC
9.50% due 07/15/28	EUR 550,000	608,406
Quikrete Holdings, Inc.
6.75% due 03/01/33[3]	550,000	558,376
Worldpay US, Inc.
8.50% due 01/15/31	GBP 250,000	337,024
Waste Pro USA, Inc.
7.00% due 02/01/33[3]	300,000	303,748
Total Industrial		35,971,187
Consumer, Cyclical - 6.0%
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[1,3]	4,500,000	4,103,428
Penn Entertainment, Inc.
4.13% due 07/01/29[3]	3,350,000	3,045,595
Station Casinos LLC
4.63% due 12/01/31[1,3]	3,250,000	2,992,759
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[3]	2,200,000	2,018,533
Aramark Services, Inc.
5.00% due 02/01/28[1,3]	2,000,000	1,965,790
Air Canada
4.63% due 08/15/29[3]	CAD 2,750,000	1,892,291
Wabash National Corp.
4.50% due 10/15/28[3]	1,750,000	1,578,922
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[3]	1,600,000	1,573,581
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[3]	1,650,000	1,560,149
Boyne USA, Inc.
4.75% due 05/15/29[1,3]	1,600,000	1,530,125
Crocs, Inc.
4.25% due 03/15/29[1,3]	1,625,000	1,523,257
Deuce FinCo plc
5.50% due 06/15/27	GBP 1,200,000	1,496,546
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[1,3]	1,400,000	1,461,250
Steelcase, Inc.
5.13% due 01/18/29[1]	1,450,000	1,405,353
Ontario Gaming GTA Limited Partnership/OTG Company-Issuer, Inc.
8.00% due 08/01/30[1,3]	1,250,000	1,292,516
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[1,3]	1,133,000	1,188,916
Hanesbrands, Inc.
9.00% due 02/15/31[1,3]	550,000	585,743
4.88% due 05/15/26[3]	100,000	99,920
Ritchie Bros Holdings, Inc.
7.75% due 03/15/31[1,3]	650,000	684,026
Somnigroup International, Inc.
3.88% due 10/15/31[3]	600,000	530,917
ONE Hotels GmbH
7.75% due 04/02/31[3]	EUR 250,000	281,615
Wolverine World Wide, Inc.
4.00% due 08/15/29[3]	300,000	259,001
AccorInvest Group S.A.
6.38% due 10/15/29[3]	EUR 200,000	219,045
JB Poindexter & Company, Inc.
8.75% due 12/15/31[3]	140,000	146,420
Total Consumer, Cyclical		33,435,698
Energy - 5.2%
NuStar Logistics, LP
6.38% due 10/01/30[1]	6,000,000	6,128,232
Occidental Petroleum Corp.
7.95% due 06/15/39	3,190,000	3,689,009
ITT Holdings LLC
6.50% due 08/01/29[3]	3,750,000	3,572,784
CVR Energy, Inc.
5.75% due 02/15/28[3]	3,300,000	3,131,134
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27[1]	2,400,000	2,408,510
6.88% due 01/15/29[1]	675,000	679,179
Venture Global LNG, Inc.
9.88% due 02/01/32[3]	2,550,000	2,788,887
Valero Energy Corp.
4.00% due 06/01/52[1]	3,350,000	2,502,492
Buckeye Partners, LP
5.85% due 11/15/43[1]	1,650,000	1,482,570
EnLink Midstream LLC
6.50% due 09/01/30[1,3]	975,000	1,035,906
BP Capital Markets plc
4.88% [1,5,6]	500,000	480,104
TransMontaigne Partners LLC
8.50% due 06/15/30[3]	450,000	456,510
Viper Energy, Inc.
7.38% due 11/01/31[3]	250,000	262,116
Energy Transfer, LP
5.63% due 05/01/27[1,3]	125,000	125,022
Total Energy		28,742,455
Basic Materials - 3.8%
SK Invictus Intermediate II SARL
5.00% due 10/30/29[3]	4,250,000	3,992,566
Kaiser Aluminum Corp.
4.50% due 06/01/31[1,3]	4,350,000	3,958,352
Ingevity Corp.
3.88% due 11/01/28[1,3]	2,900,000	2,723,875

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 54.0% (continued)
Basic Materials - 3.8% (continued)
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[3]	2,250,000	$2,229,687
Compass Minerals International, Inc.
6.75% due 12/01/27[1,3]	1,943,000	1,930,708
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[3]	1,850,000	1,871,991
Carpenter Technology Corp.
7.63% due 03/15/30	1,600,000	1,651,870
6.38% due 07/15/28	200,000	200,651
Anglo American Capital plc
5.63% due 04/01/30[1,3]	1,050,000	1,078,473
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[1,3]	710,000	695,240
Arsenal AIC Parent LLC
8.00% due 10/01/30[3]	550,000	573,154
WR Grace Holdings LLC
4.88% due 06/15/27[3]	250,000	243,697
Total Basic Materials		21,150,264
Technology - 2.2%
Dun & Bradstreet Corp.
5.00% due 12/15/29[1,3]	3,300,000	3,224,837
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31	1,900,000	1,717,139
Cloud Software Group, Inc.
6.50% due 03/31/29[1,3]	1,660,000	1,632,829
Foundry JV Holdco LLC
6.20% due 01/25/37[3]	1,350,000	1,417,989
TeamSystem S.p.A.
6.29% due 07/31/31	EUR 1,300,000	1,357,486
Central Parent Incorporated / CDK Global, Inc.
7.25% due 06/15/29[3]	1,350,000	1,252,388
Dye & Durham Ltd.
8.63% due 04/15/29[3]	880,000	920,807
Capstone Borrower, Inc.
8.00% due 06/15/30[1,3]	650,000	680,953
Amentum Holdings, Inc.
7.25% due 08/01/32[3]	200,000	204,137
Total Technology		12,408,565
Utilities - 0.4%
Terraform Global Operating, LP
6.13% due 03/01/26[1,3]	672,000	670,284
NextEra Energy Capital Holdings, Inc.
6.38% due 08/15/55[5]	470,000	471,594
Exelon Corp.
6.50% due 03/15/55[5]	450,000	450,867
CMS Energy Corp.
6.50% due 06/01/55[5]	450,000	445,727
Total Utilities		2,038,472
United Kingdom - 0.3%
TVL Finance plc
6.47% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/30◊	EUR 850,000	883,952
Ardonagh Finco Ltd.
6.88% due 02/15/31	EUR 700,000	752,554
Total United Kingdom		1,636,506
Luxembourg - 0.2%
ContourGlobal Power Holdings S.A.
5.00% due 02/28/30	EUR 800,000	847,780
Total Corporate Bonds
(Cost $315,923,156)		299,095,662
SENIOR FLOATING RATE INTERESTS††,◊ - 38.5%
Consumer, Non-cyclical - 9.3%
Lyons Magnus
10.54% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 05/10/27	6,054,102	5,751,397
Gibson Brands, Inc.
9.56% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28	5,577,500	5,474,316
LaserAway Intermediate Holdings II LLC
10.31% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 10/14/27	5,577,500	5,354,400
National Mentor Holdings, Inc.
8.17% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 4.50%) due 03/02/28	5,159,898	5,050,766
8.18% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/02/28	168,375	164,814
Southern Veterinary Partners LLC
7.71% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 12/04/31	3,741,338	3,743,283
Women's Care Holdings, Inc.
8.89% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28	2,902,256	2,699,098
Florida Food Products LLC
9.59% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 10/18/28	3,160,625	2,676,670

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.5% (continued)
Consumer, Non-cyclical - 9.3% (continued)
Nidda Healthcare Holding GmbH
6.54% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/21/30	EUR 1,800,000	$1,876,407
HAH Group Holding Co. LLC
9.32% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31	1,886,598	1,807,002
Recess Holdings, Inc.
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 02/20/30	1,588,000	1,595,940
Pimente Investissement S.A.S.
6.61% (3 Month EURIBOR + 3.93%, Rate Floor: 3.93%) due 12/31/28	EUR 1,350,000	1,406,549
Curriculum Associates LLC
9.17% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 01/27/27†††	1,400,000	1,396,019
Bowtie Germany Bidco GMBH
6.68% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 08/01/31	EUR 1,300,000	1,355,857
VC GB Holdings I Corp.
8.09% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/21/28	1,339,642	1,336,038
Hanger, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/23/31	1,240,304	1,241,086
Culligan
7.31% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/31/28	1,243,758	1,239,218
Domidep
6.73% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 10/30/29	EUR 1,000,000	1,043,444
AI Monet (Luxembourg) Parentco SARL
6.74% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/06/31	EUR 1,000,000	1,041,234
Artisan Newco B.V.
6.48% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 02/12/29	EUR 989,866	1,033,763
Weber-Stephen Products LLC
7.69% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 10/30/27	1,017,549	1,008,646
Chefs' Warehouse, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/23/29	993,792	998,761
Outcomes Group Holdings, Inc.
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 05/06/31	696,504	700,565
IVI America LLC
8.78% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/09/31	646,750	649,175
Financiere Mendel
7.56% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/08/30	496,250	495,630
Midwest Physician Administrative Services
7.59% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 03/12/28	397,676	361,058
TGP Holdings LLC
7.67% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	188,257	178,515
Total Consumer, Non-cyclical		51,679,651
Consumer, Cyclical - 8.4%
Pacific Bells LLC
8.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/10/28	2,855,270	2,861,695
Blue Ribbon LLC
12.31% (1 Month Term SOFR + 8.00%, Rate Floor: 8.75%) due 05/08/28	3,392,405	2,530,734
Cordobes Holdco SL
6.62% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/02/29	EUR 2,400,000	2,490,398
MB2 Dental Solutions LLC
9.82% (1 Month Term SOFR + 5.50%, Rate Floor: 6.25%) due 02/13/31†††	2,337,084	2,323,069
Breitling Financing SARL
6.48% (6 Month EURIBOR + 3.90%, Rate Floor: 3.90%) due 10/25/28	EUR 2,000,000	2,036,722
FR Refuel LLC
9.19% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 11/08/28	1,935,333	1,915,980
The Facilities Group
10.16% ((3 Month Term SOFR + 5.75%) and (6 Month Term SOFR + 5.75%), Rate Floor: 6.75%) due 11/30/27†††	1,838,144	1,810,464

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.5% (continued)
Consumer, Cyclical - 8.4% (continued)
NFM & J LLC
10.09% (6 Month Term SOFR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††	1,808,297	$1,781,067
Alexander Mann
10.44% (1 Month SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27	1,777,500	1,717,509
Fertitta Entertainment LLC
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 01/27/29	1,653,250	1,652,820
Applegreen Limited
7.55% (1 Month EURIBOR + 5.00%, Rate Floor: 5.00%) due 01/24/32	EUR 1,400,000	1,465,905
Clarios Global, LP
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/14/32	1,400,000	1,396,500
RealTruck Group, Inc.
9.44% (1 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 01/31/28	1,389,500	1,368,227
ImageFIRST Holdings LLC
8.58% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 04/27/28†††	1,366,200	1,366,200
QSRP Finco B.V.
7.92% (6 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 06/19/31	EUR 1,300,000	1,358,257
B&B Hotels
6.67% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/21/31	EUR 1,300,000	1,355,439
BIFM CA Buyer, Inc.
8.07% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 05/31/28	1,343,250	1,344,929
PHM Group Holding OY
due 02/25/32	EUR 1,300,000	1,335,062
Normec 1 B.V.
6.73% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 04/16/31	EUR 1,000,000	1,042,749
due 04/16/31	EUR 76,475	79,744
due 04/16/31	EUR 73,525	76,668
Blue Ribbon LLC
12.29% (3 Month Term SOFR + 8.00%, Rate Floor: 8.75%) due 05/08/28†††	1,217,593	1,187,153
Shaw Development LLC
10.43% (6 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 10/30/29†††	1,197,335	1,178,709
First Brands Group LLC
9.55% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	1,139,984	1,091,534
Alterra Mountain Co.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/31/30	1,047,375	1,048,035
One Hotels GmbH
7.18% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 04/02/31	EUR 1,000,000	1,045,560
Entain Holdings (Gibraltar) Ltd.
5.93% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/30/28	EUR 1,000,000	1,039,720
Tipico
due 05/22/28	EUR 1,000,000	1,039,035
Drive Bidco B.V.
7.11% (6 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 07/23/31	EUR 1,000,000	1,037,344
Thevelia US LLC
7.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/18/29	900,900	903,152
CCRR Parent, Inc.
8.82% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28	1,817,362	754,205
Zephyr Bidco Ltd.
9.95% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 07/20/28	GBP 500,000	629,676
Oil Changer Holding Corp.
11.23% (3 Month Term SOFR + 6.75%, Rate Floor: 7.75%) due 02/08/27†††	622,414	617,684
Secretariat Advisors LLC
due 02/21/32	446,237	444,563
1-800 Contacts
6.80% (3 Month Term SOFR + 2.50%, Rate Floor: 3.25%) due 11/08/32	420,750	419,509
Congruex Group LLC
10.94% (3 Month Term SOFR + 1.50%, Rate Floor: 2.25%) (in-kind rate was 5.00%) due 05/03/29[7]	453,425	385,865

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.5% (continued)
Consumer, Cyclical - 8.4% (continued)
American Tire Distributors, Inc.
11.86% (3 Month Term SOFR + 6.25%, Rate Floor: 7.00%) due 10/20/28†††	438,750	$197,438
11.43% (3 Month Term SOFR + 7.00%, Rate Floor: 7.00%) due 10/22/26†††	35,051	32,598
10.82% (1 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 10/22/26†††	17,526	16,299
AmSpec Parent LLC
8.58% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/11/31	173,333	173,009
Total Consumer, Cyclical		46,551,226
Industrial - 8.1%
Pelican Products, Inc.
8.84% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	5,577,500	5,115,627
Merlin Buyer, Inc.
8.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28	3,209,250	3,195,226
Icebox Holdco III, Inc.
8.09% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/22/28	3,114,701	3,135,040
ASP Dream Acquisiton Co. LLC
8.67% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/15/28	3,160,625	3,081,609
Rinchem Company LLC
8.68% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/02/29	3,120,000	2,700,766
American Bath Group LLC
8.17% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 11/23/27	2,774,162	2,638,172
Capstone Acquisition Holdings, Inc.
8.92% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††	2,568,153	2,554,771
Arcline FM Holdings, LLC
8.80% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 06/23/28	2,182,655	2,179,926
Total Webhosting Solutions B.V.
7.05% (1 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 10/31/31	EUR 1,500,000	1,563,408
Fugue Finance LLC
7.50% (6 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 12/05/31	1,393,000	1,400,550
Michael Baker International LLC
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/01/28	1,393,000	1,397,068
Engineering Research And Consulting LLC
9.31% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/29/31†††	1,400,000	1,386,000
Boluda Towage S.L.
6.00% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 01/31/30	EUR 1,250,000	1,305,939
Inspired Finco Holdings Ltd.
6.73% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/28/31	EUR 1,250,000	1,301,984
Hunter Douglas, Inc.
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/17/32	1,300,000	1,290,250
Foundation Building Materials Holding Company LLC
8.55% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/31	1,339,875	1,272,881
Dispatch Terra Acquisition LLC
8.73% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	1,175,672	1,107,436
DG Investment Intermediate Holdings 2, Inc.
8.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/31/28	1,061,691	1,064,791
Integrated Power Services Holdings, Inc.
8.94% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 11/22/28†††	1,000,527	997,860
PointClickCare Technologies, Inc.
7.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/03/31	900,000	901,125
Anchor Packaging LLC
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/18/29	796,000	796,414
Atlantic Aviation
7.81% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 09/22/28	784,075	784,075

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.5% (continued)
Industrials - 8.1% (continued)
DXP Enterprises, Inc.
8.07% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/11/30	643,388	$645,800
White Cap Supply Holdings LLC
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/19/29	646,621	644,344
FCG Acquisitions, Inc.
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 03/31/28	545,758	545,622
Service Logic Acquisition, Inc.
7.79% ((1 Month Term SOFR + 3.50%) and (3 Month Term SOFR + 3.50%), Rate Floor: 4.25%) due 10/29/27	544,436	545,117
Artera Services LLC
8.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/15/31	545,875	537,600
Cognita Ltd.
8.82% (1 Month SOFR + 4.00%, Rate Floor: 4.50%) due 10/27/31	498,750	502,181
Aegion Corp.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 05/17/28	247,506	248,318
Park River Holdings, Inc.
7.82% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 12/28/27	199,482	193,228
Total Industrial		45,033,128
Technology - 6.3%
Polaris Newco LLC
6.55% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 06/02/28	EUR 1,496,134	1,530,682
9.70% (1 Month GBP SONIA + 5.25%, Rate Floor: 5.25%) due 06/02/28	GBP 994,859	1,207,854
Avalara, Inc.
10.58% (3 Month Term SOFR + 6.25%, Rate Floor: 7.00%) due 10/19/28†††	2,636,364	2,613,614
Visma AS
7.13% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/05/28†††	EUR 2,500,000	2,580,394
Datix Bidco Ltd.
10.20% (6 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 04/25/31†††	GBP 1,304,000	1,628,333
9.93% (6 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 04/30/31†††	370,000	367,359
9.82% (1 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 10/25/30†††	33,250	29,477
Precise Midco B.V.
6.09% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 11/15/30	EUR 1,670,000	1,735,830
Kerridge Commercial Systems Bidco Ltd.
10.12% (3 Month GBP SONIA + 5.66%, Rate Floor: 6.41%) due 09/07/30	GBP 1,200,000	1,487,110
Apttus Corp.
7.79% (3 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 05/08/28	1,369,369	1,375,928
Modena Buyer LLC
8.79% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	1,396,500	1,363,626
Blackhawk Network Holdings, Inc.
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 03/12/29	1,343,250	1,348,529
Boxer Parent Co., Inc.
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 07/30/31	1,350,000	1,346,747
DS Admiral Bidco LLC
8.57% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	1,396,500	1,302,236
Leia Finco US LLC
7.54% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/09/31	1,300,000	1,295,567
Wrench Group LLC
8.59% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 10/30/28	1,339,875	1,272,881
Bock Capital Bidco B.V.
6.18% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 06/29/28	EUR 1,200,000	1,250,776
Finastra
11.65% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 09/13/29	1,188,000	1,190,970

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.5% (continued)
Technology - 6.3% (continued)
Pushpay USA, Inc.
8.32% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/15/31	1,150,000	$1,160,063
Xerox Corp.
8.33% ((1 Month Term SOFR + 4.00%) and (3 Month Term SOFR + 4.00%), Rate Floor: 4.50%) due 11/17/29	1,140,000	1,120,905
Planview Parent, Inc.
7.83% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/17/27	1,047,918	1,046,870
TSG Solutions Holding
6.29% (3 Month EURIBOR + 3.68%, Rate Floor: 3.68%) due 03/30/29	EUR 1,000,000	1,041,234
Team.Blue Finco SARL
6.38% (3 Month EURIBOR + 3.70%, Rate Floor: 3.70%) due 09/30/29	EUR 1,000,000	1,040,591
Concorde Lux
7.09% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/01/28	EUR 1,000,000	1,038,641
Central Parent LLC
7.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/06/29	1,097,250	1,001,515
Alteryx, Inc.
10.82% (1 Month Term SOFR + 6.50%, Rate Floor: 7.25%) due 03/19/31†††	937,500	937,500
Project Ruby Ultimate Parent Corp.
7.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/10/28	796,000	795,005
CoreLogic, Inc.
7.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 06/02/28	487,406	484,969
Azurite Intermediate Holdings, Inc.
10.82% (1 Month Term SOFR + 6.50%, Rate Floor: 7.25%) due 03/19/31†††	412,500	412,500
Total Technology		35,007,706
Financial - 4.2%
HighTower Holding LLC
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/15/32	2,740,134	2,733,283
Eisner Advisory Group
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31	2,722,569	2,731,091
Higginbotham Insurance Agency, Inc.
8.83% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/24/28†††	2,388,000	2,371,063
9.07% (1 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 11/24/28†††	124,620	123,736
Cegid Group
5.86% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 07/10/28	EUR 1,450,000	1,506,661
Nexus Buyer LLC
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/31/31	1,446,375	1,446,216
Cobham Ultra SeniorCo SARL
8.43% (6 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 08/03/29	1,446,375	1,442,152
Aretec Group, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/09/30	1,389,014	1,385,833
Asurion LLC
8.57% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	897,750	893,540
8.67% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/19/28	491,250	490,557
Howden Group Holdings Ltd.
6.06% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 02/15/31	EUR 1,250,000	1,304,240
Tegra118 Wealth Solutions, Inc.
8.32% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27	1,237,047	1,216,178
Cervantes Bidco S.L.U.
6.46% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 06/13/31	EUR 1,000,000	1,043,828
Franchise Group, Inc.
10.25% (6 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 03/10/26	1,368,758	682,668
13.57% (1 Month Term SOFR + 9.11%, Rate Floor: 10.11%) due 04/30/25	345,125	345,125

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.5% (continued)
Financial - 4.2% (continued)
Duff & Phelps
6.68% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 04/09/27	EUR 994,792	$1,006,793
Orion Advisor Solutions, Inc.
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 09/24/30	997,500	1,003,375
Ardonagh Midco 3 plc
8.04% ((3 Month Term SOFR + 3.75%) and (6 Month Term SOFR + 3.75%), Rate Floor: 3.75%) due 02/15/31	600,000	596,250
Apex Group Treasury LLC
8.29% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 07/27/28	539,041	538,815
Claros Mortgage Trust, Inc.
8.92% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 08/09/26†††	339,316	312,170
Total Financial		23,173,574
Basic Materials - 1.2%
NIC Acquisition Corp.
8.34% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27	3,058,042	2,573,862
Pregis TopCo Corp.
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 07/31/26	1,187,500	1,190,279
GrafTech Finance, Inc.
9.34% (3 Month Term SOFR + 5.00%, Rate Floor: 7.00%) due 11/04/29	1,011,373	1,043,403
TPC Group, Inc.
10.11% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 11/22/31	900,000	889,875
Discovery Purchaser Corp.
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 10/04/29	548,625	546,952
Arsenal AIC Parent LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/18/30	296,265	296,339
Total Basic Materials		6,540,710
Energy - 0.5%
BANGL LLC
8.81% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29	2,178,983	2,192,602
Par Petroleum LLC
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/28/30	578,734	576,321
Total Energy		2,768,923
Communications - 0.3%
Speedster Bidco GMBH
6.57% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 10/17/31	EUR 1,000,000	1,043,185
Cengage Learning, Inc.
7.83% ((1 Month Term SOFR + 3.50%) and (3 Month Term SOFR + 3.50%), Rate Floor: 4.50%) due 03/24/31	547,250	546,396
Total Communications		1,589,581
Bank Loans - 0.2%
Affidea
due 07/22/29	EUR 1,250,000	1,301,271
Total Bank Loans		1,301,271
Total Senior Floating Rate Interests
(Cost $220,070,228)		213,645,770
ASSET-BACKED SECURITIES†† - 22.5%
Collateralized Loan Obligations - 10.3%
CIFC Funding Ltd.
2021-4RA DR, 11.57% (3 Month Term SOFR + 7.26%, Rate Floor: 7.00%) due 01/17/35◊,3	9,000,000	9,000,000

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.5% (continued)
Collateralized Loan Obligations - 10.3% (continued)
2022-3A E, 11.56% (3 Month Term SOFR + 7.27%, Rate Floor: 7.27%) due 04/21/35◊,3	1,000,000	$1,003,280
Madison Park Funding LIII Ltd.
2022-53A E, 10.29% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 04/21/35◊,3	7,500,000	7,513,345
Boyce Park CLO Ltd.
2022-1A E, 10.54% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/21/35◊,3	4,000,000	4,009,656
Palmer Square Loan Funding Ltd.
2022-1A D, 9.30% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 04/15/30◊,3	3,500,000	3,509,438
ACRES Commercial Realty Ltd.
2021-FL2 D, 7.53% (1 Month Term SOFR + 3.21%, Rate Floor: 3.21%) due 01/15/37◊,3	3,250,000	3,232,203
Fontainbleau Vegas
9.96% (1 Month Term SOFR + 5.65%, Rate Floor: 1.00%) due 01/31/26◊,†††	2,500,000	2,500,000
Carlyle Global Market Strategies
2022-1A E, 11.65% (3 Month Term SOFR + 7.35%, Rate Floor: 7.35%) due 04/15/35◊,3	2,250,000	2,253,326
Cerberus Loan Funding XLIV LLC
2024-5A C, 8.50% (3 Month Term SOFR + 4.20%, Rate Floor: 4.20%) due 01/15/36◊,3	2,050,000	2,078,470
Cerberus Loan Funding XLII LLC
2023-3A C, 8.46% (3 Month Term SOFR + 4.15%, Rate Floor: 4.15%) due 09/13/35◊,3	2,000,000	2,029,362
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A E, 10.54% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/14/35◊,3	1,750,000	1,757,055
Owl Rock CLO I LLC
2024-1A C, 8.57% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/20/36◊,3	1,550,000	1,573,267
FS Rialto Issuer LLC
2024-FL9 C, 6.96% (1 Month Term SOFR + 2.64%, Rate Floor: 2.65%) due 10/19/39◊,3	1,550,000	1,553,710
Cerberus Loan Funding XLV LLC
2024-1A D, 9.30% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 04/15/36◊,3	1,500,000	1,532,315
Ares Direct Lending CLO 2 LLC
2024-2A D, 8.19% (3 Month Term SOFR + 3.90%, Rate Floor: 3.90%) due 10/20/36◊,3	1,500,000	1,493,013
Neuberger Berman Loan Advisers CLO 57 Ltd.
2024-57A SUB, due 10/24/38[3,8]	1,600,000	1,388,160
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A DR, 7.64% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 04/20/37◊,3	1,150,000	1,167,849
Voya CLO Ltd.
2022-1A SUB, due 04/20/35[3,10]	1,750,000	1,134,875
Cerberus Loan Funding XLVI, LP
2024-2A D, 9.25% (3 Month Term SOFR + 4.95%, Rate Floor: 4.95%) due 07/15/36◊,3	1,000,000	1,021,330
Golub Capital Partners CLO 46M Ltd.
2024-46A CR, 7.34% (3 Month Term SOFR + 3.05%, Rate Floor: 3.05%) due 04/20/37◊,3	1,000,000	1,014,547
Carlyle US CLO Ltd.
2022-4A DR, 10.90% (3 Month Term SOFR + 6.60%, Rate Floor: 6.60%) due 04/15/35◊,3	1,000,000	1,004,493
Cerberus Loan Funding XL LLC
2023-1A D, 10.70% (3 Month Term SOFR + 6.40%, Rate Floor: 6.40%) due 03/22/35◊,3	1,000,000	1,001,759

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.5% (continued)
Collateralized Loan Obligations - 10.3% (continued)
KREF Ltd.
2021-FL2 AS, 5.73% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,3	950,000	$947,529
Hamlin Park CLO Ltd.
2024-1A SUB, due 10/20/37[3,8]	1,000,000	906,000
Owl Rock CLO XVI LLC
2024-16A C, 7.59% (3 Month Term SOFR + 3.30%, Rate Floor: 3.30%) due 04/20/36◊,3	850,000	862,891
Cerberus Loan Funding XLVII LLC
2024-3A D, 8.65% (3 Month Term SOFR + 4.35%, Rate Floor: 4.35%) due 07/15/36◊,3	800,000	817,693
Madison Park Funding LVIII Ltd.
2024-58A D, 7.95% (3 Month Term SOFR + 3.65%, Rate Floor: 3.65%) due 04/25/37◊,3	550,000	558,972
OCP CLO Ltd.
2024-38A SUB, due 01/21/38[3,8]	500,000	427,400
Total Collateralized Loan Obligations		57,291,938
Financial - 3.9%
Lightning A
5.50% due 03/01/37†††	8,500,000	7,932,753
Thunderbird A
5.50% due 03/01/37†††	8,500,002	7,932,625
Ceamer Finance LLC
6.92% due 11/15/37†††	2,285,867	2,326,327
LVNV Funding LLC
6.84% due 06/12/29†††	1,200,000	1,219,080
Lightning B
7.50% due 03/01/37†††	1,100,000	1,043,504
Thunderbird B
7.50% due 03/01/37†††	1,100,000	1,043,504
Total Financial		21,497,793
Transport-Aircraft - 2.9%
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[3,9]	3,199,356	3,040,348
2019-1, 5.19% due 12/15/44[3,9]	750,994	680,150
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[3]	2,755,544	2,707,454
AASET Trust
2021-2A, 2.80% due 01/15/47[3]	694,706	642,130
2021-1A, 2.95% due 11/16/41[3]	603,796	571,607
2020-1A, 3.35% due 01/16/40[3]	573,413	550,524
2021-2A, 3.54% due 01/15/47[3]	488,286	455,376
2019-1, 3.84% due 05/15/39[3]	62,524	60,650
Start Ltd.
2018-1, 4.09% due 05/15/43[3]	1,006,613	991,514
2018-1, 5.32% due 05/15/43[3]	707,909	702,246
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[3]	1,560,972	1,518,076
Project Silver
2019-1, 3.97% due 07/15/44[3]	1,451,341	1,391,836
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42[3]	1,317,449	1,275,305
Start II Ltd.
2019-1, 4.09% due 03/15/44[3]	594,694	588,747
Castlelake Aircraft Securitization Trust
2019-1A, 3.97% due 04/15/39[3]	343,022	320,735
2018-1, 4.13% due 06/15/43[3]	179,826	174,431
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[3]	251,327	247,577
Total Transport-Aircraft		15,918,706
Infrastructure - 2.8%
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[3]	7,700,000	7,426,696
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[3]	5,000,000	4,824,397
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[3]	1,400,000	1,399,843
Blue Stream Issuer LLC
2023-1A, 6.90% due 05/20/53[3]	1,000,000	1,021,850
Vault DI Issuer LLC
2021-1A, 2.80% due 07/15/46[3]	650,000	624,600

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.5% (continued)
Infrastructure - 2.8% (continued)
Aligned Data Centers Issuer LLC
2021-1A, 2.48% due 08/15/46[3]	400,000	$382,657
Total Infrastructure		15,680,043
Insurance - 1.1%
Obra Longevity
8.48% due 06/30/39†††	5,500,000	5,785,725
CHEST
7.13% due 03/15/43†††	450,000	464,836
Total Insurance		6,250,561
Net Lease - 0.8%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[3]	1,450,000	1,334,138
2020-1A, 4.52% due 02/15/50[3]	1,000,000	962,847
CARS-DB7, LP
2023-1A, 6.50% due 09/15/53[3]	1,031,406	1,048,426
SVC ABS LLC
2023-1A, 5.55% due 02/20/53[3]	995,000	972,325
Total Net Lease		4,317,736
Single Family Residence - 0.5%
FirstKey Homes Trust
2020-SFR2, 4.50% due 10/19/37[3]	1,100,000	1,086,844
2020-SFR2, 4.00% due 10/19/37[3]	1,100,000	1,084,115
2020-SFR2, 3.37% due 10/19/37[3]	700,000	688,102
Total Single Family Residence		2,859,061
Whole Business - 0.2%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[3]	990,000	980,244
Total Asset-Backed Securities
(Cost $124,711,130)		124,796,082
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.1%
Government Agency - 7.1%
Uniform MBS 15 Year
due 05/01/25[10]	5,643,000	5,667,130
due 04/01/25[10]	4,807,000	4,829,997
Freddie Mac
5.50% due 11/01/54[1]	5,461,257	5,471,739
4.00% due 06/01/52[1]	2,139,238	2,022,649
5.00% due 09/01/52[1]	1,839,186	1,817,468
4.00% due 05/01/52[1]	951,612	896,086
Uniform MBS 30 Year
due 05/01/25[10]	5,380,000	5,622,955
due 05/01/25[10]	4,690,000	3,915,601
Fannie Mae
4.00% due 06/01/52[1]	2,925,794	2,764,249
5.00% due 08/01/53[1]	1,899,057	1,873,094
4.00% due 07/01/52	1,690,725	1,604,597
4.00% due 05/01/52	1,452,416	1,366,305
5.00% due 09/01/52[1]	684,179	675,959
5.00% due 06/01/53[1]	655,658	646,505
Total Government Agency		39,174,334
Residential Mortgage-Backed Securities - 1.8%
Mill City Securities Ltd.
2024-RS1, 4.00% due 11/01/69[3,9]	3,150,000	2,838,150
Top Pressure Recovery Turbines
7.51% due 11/01/69	2,030,426	2,040,578
LSTAR Securities Investment Ltd.
2024-1, 7.43% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,3	1,132,590	1,134,277
Carrington Mortgage Loan Trust Series
2006-NC5, 4.58% (1 Month Term SOFR + 0.26%, Rate Cap/Floor: 14.50%/0.15%) due 01/25/37◊	1,279,603	1,132,096
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,3	700,000	655,673
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[3,9]	643,780	641,109
PRPM LLC
2024-4, 6.41% due 08/25/29[3,9]	603,557	606,872
OBX Trust
2022-NQM8, 6.10% due 09/25/62[3,9]	374,488	373,873
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 7.12% (WAC) due 11/25/53◊,3	357,403	371,290

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.1% (continued)
Residential Mortgage-Backed Securities - 1.8% (continued)
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[3,9]	359,083	$359,556
Total Residential Mortgage-Backed Securities		10,153,474
Commercial Mortgage-Backed Securities - 1.1%
BX Trust
2024-VLT4, 6.75% (1 Month Term SOFR + 2.44%, Rate Floor: 2.44%) due 07/15/29◊,3	1,650,000	1,643,813
2023-DELC, 7.65% (1 Month Term SOFR + 3.34%, Rate Floor: 3.34%) due 05/15/38◊,3	1,000,000	1,006,250
BX Commercial Mortgage Trust
2021-VOLT, 6.43% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,3	1,250,000	1,247,842
2024-AIRC, 6.90% (1 Month Term SOFR + 2.59%, Rate Floor: 2.59%) due 08/15/39◊,3	500,000	501,875
BXHPP Trust
2021-FILM, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,3	1,700,000	1,613,160
Total Commercial Mortgage-Backed Securities		6,012,940
Military Housing - 0.1%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 10/25/52◊,3,11	11,850,326	683,138
Total Collateralized Mortgage Obligations
(Cost $56,119,494)		56,023,886
U.S. GOVERNMENT SECURITIES†† - 1.3%
U.S. Treasury Bonds
due 08/15/51[1,12,13]	12,650,000	3,804,485
due 05/15/44[1,12,13]	1,910,000	798,767
due 11/15/44[1,12,13,16]	1,910,000	776,629
due 02/15/46[1,12,13]	1,920,000	735,832
U.S. Treasury Notes
4.13% due 11/15/32	903,000	903,176
Total U.S. Government Securities
(Cost $9,271,902)		7,018,889
U.S. TREASURY BILLS†† - 1.0%
U.S. Treasury Bills
3.87% due 03/06/25[14]	2,780,000	2,779,023
4.15% due 03/13/25[14]	1,640,000	1,638,060
3.92% due 03/04/25[14]	500,000	499,941
4.24% due 03/18/25[14]	497,000	496,116
4.10% due 03/25/25[14]	260,000	259,328
Total U.S. Treasury Bills
(Cost $5,671,138)		5,672,468
CONVERTIBLE BONDS†† - 0.3%
Consumer, Non-cyclical - 0.2%
Block, Inc.
due 05/01/26[12]	1,090,000	1,026,235
Communications - 0.1%
Cable One, Inc.
due 03/15/26[12]	450,000	423,450
Total Convertible Bonds
(Cost $1,455,180)		1,449,685
FOREIGN GOVERNMENT DEBT†† - 0.2%
Panama Government International Bond
4.50% due 01/19/63	1,700,000	1,050,506
Total Foreign Government Debt
(Cost $1,689,676)		1,050,506

	Contracts	Value
OTC OPTIONS PURCHASED†† - 0.0%
Put Options on:
Foreign Exchange Options
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $6,662,545)	EUR 5,872,000	$66,634
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $6,662,545)	EUR 5,872,000	66,634
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $4,663,328)	EUR 4,110,000	46,904
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $2,329,394)	EUR 2,053,000	23,429
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $1,999,217)	EUR 1,762,000	20,108
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $383,505)	EUR 338,000	3,857
Total Foreign Exchange Options		227,566
Total OTC Options Purchased
(Cost $275,413)		227,566

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

OTC Interest Rate Swaptions Purchased
Counterparty/Description	Buy/Sell Protection	Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.80%	11/19/25	3.80%	$15,520,000	$307,410
BNP Paribas 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.82%	11/18/25	3.82%	8,310,000	168,700
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.82%	11/18/25	3.82%	8,310,000	168,700
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.50%	08/19/26	3.50%	14,857,970	103,627
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.80%	10/31/25	3.80%	13,472,905	69,771
								$818,208
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	5.50%	08/19/26	5.50%	14,857,970	22,550
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	4.85%	10/31/25	4.85%	13,472,905	12,339
								$34,889
OTC Interest Rate Swaptions Written
Counterparty/Description	Buy/Sell Protection	Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.30%	10/31/25	3.30%	13,472,905	(29,305)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.00%	08/19/26	3.00%	14,857,970	(59,080)
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.32%	11/18/25	3.32%	8,310,000	(81,855)
BNP Paribas 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.32%	11/18/25	3.32%	8,310,000	(81,855)
BNP Paribas 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.30%	11/19/25	3.30%	15,520,000	(148,576)
								$(400,671)
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.35%	10/31/25	4.35%	13,472,905	(32,156)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.50%	08/19/26	4.50%	14,857,970	(63,268)
								$(95,424)

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

	Contracts	Value
OTC INTEREST RATE SWAPTIONS WRITTEN††,15 - (0.1)%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.30% (Notional Value $13,472,905)	10,700,000	$(29,305)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.00% (Notional Value $14,857,970)	11,800,000	(59,080)
BNP Paribas 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.30% (Notional Value $15,520,000)	15,520,000	(148,576)
BNP Paribas 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.32% (Notional Value $8,310,000)	8,310,000	(81,855)
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.32% (Notional Value $8,310,000)	8,310,000	(81,855)
Total Interest Rate Swaptions		(400,671)
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.35% (Notional Value $13,472,905)	10,700,000	(32,156)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 4.50% (Notional Value $14,857,970)	11,800,000	(63,268)
Total Interest Rate Swaptions		(95,424)
Total OTC Interest Rate Swaptions Written
(Premiums received $318,451)		(496,095)
Other Assets & Liabilities, net - (41.3)%		(228,723,395)
Total Net Assets - 100.0%		$554,409,774

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	118	Dec 2026	$28,452,750	$119,783

Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	60	Mar 2025	17,892,750	75,886

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)**
J.P. Morgan Securities LLC	ICE	ITRAXX.EUR.42.V1	1.00%	Quarterly	12/20/29	EUR	5,250,000	$(114,351)	$(108,274)	$(6,077)
J.P. Morgan Securities LLC	ICE	CDX.NA.IG.43.V1	1.00%	Quarterly	12/20/29		14,224,009	(312,564)	(293,084)	(19,480)
								$(426,915)	$(401,358)	$(25,557)

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty		Index	Protection Premium Rate	Payment Frequency	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Morgan Stanley Capital Services LLC		CDX.NA.HY.43.V1 (15-25%)	5.00%	Quarterly	12/20/29		$1,935,000	$(94,032)	$(118,281)	$24,249
Morgan Stanley Capital Services LLC		CDX.NA.HY.43.V1 (25-35%)	5.00%	Quarterly	12/20/29		1,935,000	(278,944)	(290,768)	11,824
								$(372,976)	$(409,049)	$36,073

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	4.05%	Annually	01/31/30	$6,950,000	$(97,214)	$276	$(97,490)
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	53,800,000	(1,254,267)	234	(1,254,501)
								$(1,351,481)	$510	$(1,351,991)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Bank of America, N.A.	SPDR S&P 500 ETF Trust	Pay	4.97% (Federal Funds Rate + 0.64%)	At Maturity	06/02/25	21,500	$12,774,870	$2,009,416
Bank of America, N.A.	SPDR S&P 500 ETF Trust	Pay	5.09% (Federal Funds Rate + 0.76%)	At Maturity	09/02/25	10,400	$6,179,472	673,816
							$18,954,342	$2,683,232
OTC Total Return Interest Rate Swap Agreements††
Goldman Sachs International	Goldman Sachs Swaption Forward Volatility Index	Pay	5.33% (Federal Funds Rate + 1.00%)	At Maturity	04/11/25	20,468	3,099,122	99,122

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	EUR	Sell	52,785,000	54,896,250 USD	03/14/25	$111,126
Barclays Bank plc	CAD	Sell	2,798,000	1,957,354 USD	03/14/25	21,604
Morgan Stanley Capital Services LLC	EUR	Sell	1,400,000	1,464,261 USD	03/14/25	11,213
JPMorgan Chase Bank, N.A.	EUR	Sell	800,000	832,966 USD	03/14/25	2,652
Bank of America, N.A.	EUR	Sell	180,000	190,165 USD	05/27/25	2,579
Citibank, N.A.	GBP	Buy	6,000	7,550 USD	03/14/25	(1)
UBS AG	EUR	Buy	70,000	72,816 USD	03/14/25	(164)
Bank of America, N.A.	GBP	Sell	6,505,000	8,093,020 USD	03/14/25	(90,959)
						$58,050

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

OTC Interest Rate Swaptions Purchased
Counterparty/Description	Buy/Sell Protection	Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.80%	11/19/25	3.80%	$15,520,000	$307,410
BNP Paribas 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.82%	11/18/25	3.82%	8,310,000	168,700
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.82%	11/18/25	3.82%	8,310,000	168,700
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.50%	08/19/26	3.50%	14,857,970	103,627
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.80%	10/31/25	3.80%	13,472,905	69,771
								$818,208
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	5.50%	08/19/26	5.50%	14,857,970	22,550
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	4.85%	10/31/25	4.85%	13,472,905	12,339
								$34,889
OTC Interest Rate Swaptions Written
Counterparty/Description	Buy/Sell Protection	Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.30%	10/31/25	3.30%	13,472,905	(29,305)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.00%	08/19/26	3.00%	14,857,970	(59,080)
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.32%	11/18/25	3.32%	8,310,000	(81,855)
BNP Paribas 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.32%	11/18/25	3.32%	8,310,000	(81,855)
BNP Paribas 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.30%	11/19/25	3.30%	15,520,000	(148,576)
								$(400,671)
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.35%	10/31/25	4.35%	13,472,905	(32,156)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.50%	08/19/26	4.50%	14,857,970	(63,268)
								$(95,424)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at February 28, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	All or a portion of these securities have been physically segregated in connection with borrowings, options, reverse repurchase agreements and unfunded loan commitments. As of February 28, 2025 the total value of segregated securities was $285,959,965.
2	Special Purpose Acquisition Company (SPAC).
3	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $332,129,106 (cost $344,231,104), or 59.9% of total net assets.
4	Rate indicated is the 7-day yield as of February 28, 2025.
5	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
6	Perpetual maturity.
7	Payment-in-kind security.
8	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
9	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at February 28, 2025. See table below for additional step information for each security.
10	Security is unsettled at period end and does not have a stated effective rate.
11	Security is an interest-only strip.
12	Zero coupon rate security.
13	Security is a principal-only strip.
14	Rate indicated is the effective yield at the time of purchase.
15	Swaptions – See additional disclosure in the swaptions table above for more information on swaptions.
16	All or a portion of this security is pledged as equity index swap collateral at February 28, 2025.

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

ADR — American Depositary Receipt
CAD — Canadian Dollar
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.IG.43.V1 — Credit Default Swap North American Investment Grade Series 43 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.42.V1 — iTraxx Europe Series 42 Index Version 1
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$ 15,916,709	$ 139,070	$ 89	$ 16,055,868
Preferred Stocks	11,938,420	26,577,774	—	38,516,194
Warrants	5	—	8	13
Rights	—*	—	—*	—
Mutual Funds	6,794,855	—	—	6,794,855
Closed-End Funds	7,450,222	—	—	7,450,222
Money Market Fund	5,039,891	—	—	5,039,891
Corporate Bonds	—	290,397,782	8,697,880	299,095,662
Senior Floating Rate Interests	—	185,424,293	28,221,477	213,645,770
Asset-Backed Securities	—	94,547,728	30,248,354	124,796,082
Collateralized Mortgage Obligations	—	56,023,886	—	56,023,886
U.S. Government Securities	—	7,018,889	—	7,018,889
U.S. Treasury Bills	—	5,672,468	—	5,672,468
Convertible Bonds	—	1,449,685	—	1,449,685
Foreign Government Debt	—	1,050,506	—	1,050,506
Options Purchased	—	227,566	—	227,566
Interest Rate Swaptions Purchased	—	853,097	—	853,097
Interest Rate Futures Contracts**	119,783	—	—	119,783
Equity Futures Contracts**	75,886	—	—	75,886
Credit Default Swap Agreements**	—	36,073	—	36,073
Forward Foreign Currency Exchange Contracts**	—	149,174	—	149,174
Equity Index Swap Agreements**	—	2,683,232	—	2,683,232
Total Return Interest Rate Swap Agreements**	—	99,122	—	99,122
Total Assets	$ 47,335,771	$ 672,350,345	$ 67,167,808	$ 786,853,924

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$ 61,390	$ —	$ —	$ 61,390
Interest Rate Swaptions Written	—	496,095	—	496,095
Credit Default Swap Agreements**	—	25,557	—	25,557
Interest Rate Swap Agreements**	—	1,351,991	—	1,351,991
Forward Foreign Currency Exchange Contracts**	—	91,124	—	91,124
Unfunded Loan Commitments (Note 5)	—	—	83,072	83,072
Total Liabilities	$ 61,390	$ 1,964,767	$ 83,072	$ 2,109,229

* Includes securities with a market value of $0.
** This derivative is reported as unrealized appreciation/depreciation at period end. Please refer to the detailed Schedule of Investments for a breakdown of investments by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $202,870,161 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Category	Ending Balance at February 28, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$ 22,136,302	Yield Analysis	Yield	6.2%-8.7%	7.3%
Asset-Backed Securities	8,112,052	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	43	Third Party Pricing	Vendor Price	—	—
Common Stocks	46	Model Price	Liquidation Value	—	—
Corporate Bonds	6,148,988	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	2,548,892	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	15,575,422	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	7,029,355	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	5,616,700	Yield Analysis	Yield	10.0%-10.7%	10.4%
Warrants	8	Model Price	Liquidation Value	—	—
Total Assets	$ 67,167,808
Liabilities:
Unfunded Loan Commitments	$ 83,072	Model Price	Purchase Price	—	—

* Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield or liquidation value would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended February 28, 2025, the Fund had securities with a total value of $1,447,151 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $1,191,050 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2025.

	Assets							Liabilities
	Asset-Backed Securities	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments

Beginning Balance	$ 16,710,065	$ 1,563,863	$ 26,054,495	$ 8	$ 208	$ 6,000	$ 44,334,639	$ (45,652)
Purchases/(Receipts)	13,420,000	6,944,230	14,417,094	-	-	-	34,781,324	(146,834)
(Sales, maturities and paydowns)/Fundings	(196,269)	-	(7,174,593)	-	-	-	(7,370,862)	112,498
Amortization of premiums/discounts	-	341	35,253	-	-	-	35,594	36,696
Corporate actions	-	-	(6,041,219)	-	-	-	(6,041,219)	-
Total realized gains (losses) included in earnings	-	-	5,477	-	(17,500)	-	(12,023)	(4,071)
Total change in unrealized appreciation (depreciation) included in earnings	314,558	189,446	668,832	-	17,338	(5,920)	1,184,254	(35,709)
Transfers into Level 3	-	-	1,447,108	-	43	-	1,447,151	-
Transfers out of Level 3	-	-	(1,190,970)	-	-	(80)	(1,191,050)	-
Ending Balance	$ 30,248,354	$ 8,697,880	$ 28,221,477	$ 8	$ 89	$ -	$ 67,167,808	$ (83,072)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at February 28, 2025.	$ 314,558	$ 189,446	$ 745	$ -	$ 13	$ -	$ 504,762	$ (23,658)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd. which are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	10/15/26	—	—
GAIA Aviation Ltd. 2019-1, 5.19% due 12/15/44	2.00%	10/15/26	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
Mill City Securities Ltd. 2024-RS1, 4.00% due 11/01/69	7.00%	10/01/27	—	—
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—
PRPM LLC 2024-4, 6.41% due 08/25/29	9.41%	08/25/27	10.41%	08/25/28

Guggenheim Active Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Note 1 – Organization and Significant Accounting Policies

Guggenheim Active Allocation Fund (the “Fund”) was organized as a Delaware statutory trust on May 20, 2021 and commenced investment operations on November 23,2021. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective. The Fund's investment objective is considered non-fundamental and may be changed without shareholder approval. The Fund will provide shareholders with 60 days’ prior written notice of any change in its investment objective.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) adopted policies and procedures for the valuation of the Fund's investments (the “Fund Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the "Valuation Procedures") reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund's securities and other assets.

Valuations of the Fund's securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service provider.

If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Guggenheim Active Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

U.S. Government securities are valued by pricing service providers, the last traded fill price, or at the reported bid price at the close of business.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by a pricing service provider in valuing foreign securities.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service provider.

Typically, loans are valued using information provided by a pricing service provider which uses broker quotes, among other inputs. If the pricing service provider cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, the investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps ("swaptions") are valued using a price provided by a pricing service provider.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Interest rate swap agreements entered into by the Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by the Fund are generally be valued using an evaluated price provided by a pricing service provider.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative instruments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Guggenheim Active Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

The Fund may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Derivatives

As part of its investment strategy, the Fund utilizes short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Fund's Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, for diversification purposes, to change the duration of the Fund, for leverage purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Guggenheim Active Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Fund’s Schedule of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that the Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred.

If a credit default occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit default occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third-party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Guggenheim Active Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to seek to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified of investment grade or better. The Fund monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements to seek to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds are invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Pricing service providers are used to value a majority of the Fund’s investments. When values are not available from a pricing service provider, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Guggenheim Active Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a pricing service provider based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At February 28, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$ 840,065,948	$ 8,933,784	$ (64,171,965)	$ (55,238,181)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of February 28, 2025. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of February 28, 2025, were as follows:

Borrower	Maturity Date		Face Amount*	Value
Alteryx, Inc.	02/08/31		150,000	$–
AmSpec Parent LLC	12/11/31		26,667	50
Avalara, Inc.	10/19/28		263,636	2,275
Capstone Acquisition Holdings, Inc.	11/12/29		225,410	1,175
Convergint	03/31/28		85,565	–
Datix Bidco Ltd.	04/25/31		689,250	36,745
Finastra USA, Inc.	09/13/29		120,000	11,208
Franchise Group, Inc.	04/30/25		125,025	–
GrafTech Finance, Inc.	11/04/29		577,928	–
Hanger, Inc.	10/23/31		159,696	–
Higginbotham Insurance Agency, Inc.	11/24/28		174,947	1,241
Integrated Power Services Holdings, Inc.	11/22/28		795,057	2,119
Kerridge Commercial Systems Bidco Ltd.	09/07/30	GBP	800,000	15,097
MB2 Dental Solutions LLC	02/13/31		606,417	9,756
Oil Changer Holding Corp.	02/08/27		127,586	970
Secretariat Advisors LLC	02/21/32		53,763	202
Shaw Development LLC	10/30/29		143,617	2,234
				$83,072

 * The face amount is denominated in U.S. dollars unless otherwise indicated.

GBP - British Pound

Guggenheim Active Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Note 6 – Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, tariffs, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Fund in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

OTHER INFORMATION (Unaudited)	February 28, 2025

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.